Other Current Assets (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Current Assets
Prepaid advertising costs	$ 222,186	$ 398,045
Vendor deposits - Other	29,526	40	1,000
TOTAL	$ 251,752	$ 398,085	$ 1,000